CONVERTIBLE NOTES PAYABLE - 2020 Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds notes payable			$ 3,475,000
Contractual term		5 years
Warrant liability at date of issuance			$ 373,599
Deemed dividend on warrant modification		$ 65,266
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares warrants may purchase				29,388,000,000
Convertible notes 2020 [Member]
Debt Instrument [Line Items]
Expected accrued interest		312,000
Deemed dividend on warrant modification		$ 65,000
Convertible notes 2020 [Member] | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	5,183
Warrants, exercise price of warrants (in dollars per share)		$ 0		$ 49.75